FUTURE ACCOUNTING DEVELOPMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of events after reporting period [Abstract]
FUTURE ACCOUNTING DEVELOPMENTS
NOTE 47: FUTURE ACCOUNTING DEVELOPMENTS
The IASB has issued a number of minor amendments to IFRSs effective 1 January 2023 (including IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors). These amendments are not applicable for the year ended 31 December 2022 and have not been applied in preparing these financial statements. They are not expected to have a significant impact on the Group.